Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - shares	Jun. 30, 2023	May 31, 2023
Globexus Holding Corp [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Shares acquired		500
Unquoted Investments In Shares [Member] | Treasure Global Inc one [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Percentage of equity interest	14.55%